Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies [Abstract]
Schedule of Outstanding Commitments [Table Text Block]

	September 30
	2014	2013
	(In thousands)
Commitments to originate loans, expiring in three months or less	$2,756	$3,850
Commitments under homeowners’ equity lending program	6,721	6,619
Commitments under overdraft protection and commercial lines of credit	3,982	4,558
Total	$13,459	$15,027